REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2018
REGULATORY MATTERS [Abstract]
Actual Capital Amounts and Ratios and Components of Regulatory Capital
Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2018
Total capital to risk-weighted assets
Consolidated	$371,603	14.25%	$208,572	8.00%	NA	NA
Independent Bank	337,227	12.94	208,456	8.00	$260,569	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$345,419	13.25%	$156,429	6.00%	NA	NA
Independent Bank	311,043	11.94	156,342	6.00	$208,456	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$307,255	11.79%	$117,322	4.50%	NA	NA
Independent Bank	311,043	11.94	117,256	4.50	$169,370	6.50%

Tier 1 capital to average assets
Consolidated	$345,419	10.47%	$131,930	4.00%	NA	NA
Independent Bank	311,043	9.44	131,778	4.00	$164,723	5.00%

2017
Total capital to risk-weighted assets
Consolidated	$312,163	15.16%	$164,782	8.00%	NA	NA
Independent Bank	290,188	14.10	164,675	8.00	$205,843	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$288,451	14.00%	$123,586	6.00%	NA	NA
Independent Bank	266,476	12.95	123,506	6.00	$164,675	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$255,934	12.43%	$92,690	4.50%	NA	NA
Independent Bank	266,476	12.95	92,630	4.50	$133,798	6.50%

Tier 1 capital to average assets
Consolidated	$288,451	10.57%	$109,209	4.00%	NA	NA
Independent Bank	266,476	9.78	109,041	4.00	$136,301	5.00%

NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2018	2017	2018	2017
	(In thousands)
Total shareholders’ equity	$338,994	$264,933	$341,496	$269,481
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	4,311	201	4,311	201
Goodwill and other intangibles	(34,715)	(1,269)	(34,715)	(1,269)
Disallowed deferred tax assets	(1,335)	(7,931)	(49)	(1,937)
Common equity tier 1 capital	307,255	255,934	311,043	266,476
Qualifying trust preferred securities	38,164	34,500	-	-
Disallowed deferred tax assets	-	(1,983)	-	-
Tier 1 capital	345,419	288,451	311,043	266,476
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	26,184	23,712	26,184	23,712
Total risk-based capital	$371,603	$312,163	$337,227	$290,188